Other Financial Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Ineffective portion recognized in profit or loss cash flow hedge valuation gain	₩ 11,825	₩ 2,711	₩ 2,707
Reclassified as accumulated other comprehensive income after tax	76,296
Retained earnings of attributable to owners	14,255,316	13,287,390
Disposal of investments in associates and joint ventures	34,828	₩ 10,880	₩ 24
Equity Instruments Listed [member]
Disclosure of detailed information about financial instruments [line items]
Retained earnings of attributable to owners	53,052
Disposal of investments in associates and joint ventures	₩ 206,840